Summary of Significant Accounting Policies (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of potential common stock equivalents
Total common stock equivalents	76,879,897	6,389,821	21,359,821	5,435,000
Convertible debt face amount of $212,000 and $216,000, conversion price of $0.70 [Member]
Summary of potential common stock equivalents
Total common stock equivalents	171,429	308,571	308,571	360,000
Convertible debt - face amount of $13,020,510, conversion price of $0.30 [Member]
Summary of potential common stock equivalents
Total common stock equivalents	43,401,700
Common stock options, exercise price of $0.08 - $0.50 [Member]
Summary of potential common stock equivalents
Total common stock equivalents	9,225,000	3,000,000	8,975,000	3,000,000
Common stock warrants, exercise price of $0.15 - $0.85 [Member]
Summary of potential common stock equivalents
Total common stock equivalents	21,581,768		9,306,250	2,075,000
Common stock to be issued [Member]
Summary of potential common stock equivalents
Total common stock equivalents	2,500,000		2,770,000
Common stock warrants, exercise price of $0.70 - $1.65
Summary of potential common stock equivalents
Total common stock equivalents		3,081,250